Acquisition of Anivia Limited and Subsidiaries and Variable Interest Entity (Tables)	9 Months Ended
Mar. 31, 2024
Acquisition Of Anivia Limited And Subsidiaries And Variable Interest Entity
Schedule of allocation of acquisition price

Fair Value of Purchase Price:
Cash	$1,500,000
Promissory note issued	3,600,627
Common stock issued	5,528,373
Total purchase consideration	$10,629,000

Purchase Price Allocation:
Covenant not to compete	$3,459,120
Supplier relationship	1,179,246
Software	534,591
Current assets	1,784,113
Property and equipment	46,548
Rent deposit	52,707
ROU asset	234,578
Goodwill	6,094,144
Deferred tax liabilities	(1,389,113)
Current liabilities	(1,143,076)
Lease liability	(223,858)
Total purchase consideration	$10,629,000